Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

The changes in the carrying amount of goodwill were as follows:

	December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance as of January 1	217,436	296,688	410,500	66,161
Goodwill acquired	79,252	113,812	1,345,470	216,850

Balance as of December 31	296,688	410,500	1,755,970	283,011